Investments in Affiliate Companies	12 Months Ended
Dec. 31, 2022
Investments in and Advances to Affiliates [Abstract]
Investments in Affiliate Companies

NOTE 9: INVESTMENTS IN AFFILIATE COMPANIES

Navios Partners

On August 7, 2007, Navios Holdings formed Navios Partners under the laws of the Republic of Marshall Islands. Navios GP L.L.C., a wholly owned subsidiary of Navios Holdings, was also formed on that date to act as the general partner of Navios Partners and received a 2.0% general partner interest. In August 2019, Navios Holdings sold the general partnership interests in Navios Partners (except for the incentive distribution rights) to NSM. Olympos Maritime Ltd. is currently Navios Partners’ general partner (the “General Partner”).

As of December 31, 2022 and 2021 Navios Partners has issued 7,687,730 units, for both periods through its Continuous Offering Programs entered into from time to time. Pursuant to the issuance of common units, Navios Partners issued 156,895 general partnership units to its general partner both as of December 31, 2022 and 2021, in order to maintain its 2.0% general partnership interest.

As of December 31, 2022 and 2021, as a result of the NMCI Merger and NNA Merger, Navios Holdings holds a total of 3,183,199 common units representing a 10.3% interest in Navios Partners, and the investment in Navios Partners is accounted for under the equity method. Incentive distribution rights are held by Navios GP L.L.C.

As of December 31, 2022 and 2021, the carrying amount of the investment in Navios Partners was $99,292 and $125,744, respectively. During the year ended December 31, 2022, the Company recognized an other-than-temporary impairment loss (“OTTI”) of $97,688 relating to its investment in Navios Partners, as the decline in fair value of the investment to below its carrying value is not considered temporary. The amount was included under the caption “Equity in net (losses)/earnings of affiliate companies”.

As of December 31, 2022 and 2021, the unamortized difference between the carrying amount of the investment in Navios Partners and the amount of the Company’s underlying equity in net assets of Navios Partners was $142,080 and $56,351, respectively. As a result of the OTTI loss recorded as at September 30, 2022, the Company recomputed this difference to be amortized in future period through “Equity in net (losses)/earnings of affiliate companies” over the remaining life of the tangible and intangible assets of Navios Partners.

Total equity method (loss)/income of $(25,815), including OTTI, $66,745 and $5,466 were recognized under the caption “Equity in net (losses)/earnings of affiliate companies” for the years ended December 31, 2022, 2021 and 2020, respectively.

Dividends received during the years ended December 31, 2022, 2021 and 2020 were $637, $519, and $1,449, respectively.

As of December 31, 2022, the market value of the investment in Navios Partners was $82,636. Based on Company’s evaluation of the duration and magnitude of the fair value decline, Navios Partners’ financial condition and near-term prospects, and the Company’s intent and ability to hold its investment in Navios Partners until recovery, the Company concluded that the decline in fair value of its investment in Navios Partners below its carrying value is temporary and, therefore, no additional impairment was recorded during the forth quarter of 2022.

Navios Acquisition

On August 25, 2021, Navios Partners entered into an Agreement and Plan of Merger with Navios Acquisition.

On August 25, 2021, Navios Partners purchased 44,117,647 shares of Navios Acquisition, thereby acquiring a controlling interest in Navios Acquisition, and the results of operations of Navios Acquisition are included in Navios Partners’ consolidated statements of operations commencing on August 26, 2021. Pursuant to the NNA Merger, on August 26, 2021, Navios Acquisition called for redemption of all of its outstanding 8.125% first Priority Ship Mortgage Notes due November 15, 2021 (the “Navios Acquisition’s Ship Mortgage Notes”) and remitted to the indenture trustee the aggregate redemption price payable to the holders of the Navios Acquisition’s Ship Mortgage Notes to satisfy and discharge Navios Acquisition’s obligations under the indenture relating to the Navios Acquisition Ship Mortgage Notes. The redemption date for the Navios Acquisition Ship Mortgage Notes was September 25, 2021.

On October 15, 2021, Navios Partners completed the NNA Merger. As a result thereof, Navios Acquisition became a wholly-owned subsidiary of Navios Partners. Each outstanding common unit of Navios Acquisition that was held by a unitholder, other than Navios Partners, Navios Acquisition and their respective subsidiaries was converted into the right to receive 0.1275 common units of Navios Partners. As a result of the NNA Merger, 3,388,226 common units of Navios Partners were issued to former public unitholders of Navios Acquisition.

Upon completion of the NNA Merger, Navios Holdings derecognized its investment in Navios Acquisition.

During the year ended December 31, 2020, the Company recognized an OTTI loss of $13,368, relating to its investment in Navios Acquisition and the amount was included under the caption “Equity in net (losses)/earnings of affiliate companies”.

Total equity method income of nil, $1,944 and $13,129, was recognized under the caption “Equity in net (losses)/earnings of affiliate companies” for the years ended December 31, 2022, 2021 and 2020, respectively.

Dividends received for each of the years ended December 31, 2022, 2021 and 2020 were $0, $243 and $5,838.

Navios Containers

Following the sale of the Navios Containers general partnership interest that was consummated on August 30, 2019, Navios Holdings evaluated its investment in the common stock of Navios Containers under ASC 323 and concluded that it had the ability to exercise significant influence over the operating and financial policies of Navios Containers and, therefore, its investment in Navios Containers was accounted for under the equity method, through the NMCI Merger on March 31, 2021.

On January 4, 2021, Navios Containers and Navios Partners announced that they had entered into a definitive merger agreement. Under the terms of the NMCI Merger, Navios Partners acquired all of the publicly held common units of Navios Containers through the issuance of 8,133,452 newly issued common units of Navios Partners in exchange for the publicly held common units of Navios Containers at an exchange ratio of 0.39 units of Navios Partners for each Navios Containers common unit. The NMCI Merger was completed on March 31, 2021.

Upon completion of the NMCI Merger, as of March 31, 2021, Navios Holdings derecognized its investment in Navios Containers.

Total equity method income of nil, $595 and $130 was recognized under the caption “Equity in net (losses)/earnings of affiliate companies” for the years ended December 31, 2022, 2021 and 2020, respectively.

Navios Europe II

On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe II. From June 8, 2015 through December 31, 2015, Navios Europe II acquired 14 vessels for aggregate consideration consisting of: (i) cash (which was funded with the proceeds of a senior loan facility (the “Senior Loans II”) and loans aggregating to $14,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their economic interests in Navios Europe II) (collectively, the “Navios Term Loans II”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan II”). In addition to the Navios Term Loans II, Navios Holdings, Navios Acquisition and Navios Partners would also make available to Navios Europe II revolving loans up to $43,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). In March 2017, the amount of the Navios Revolving Loans II increased by $14,000. On April 21, 2020, Navios Europe II and the lenders agreed to fully release the liabilities under the Junior Loan II for $5,000. On December 31, 2019, Navios Holdings had a $44,300 receivable from Navios Europe II. The structure was liquidated in June 2020.

On an ongoing basis, Navios Europe II was required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans II) according to a defined waterfall calculation.

Navios Holdings had evaluated its investment in Navios Europe II under ASC 810 and had concluded that Navios Europe II was a VIE and that it was not the party most closely associated with Navios Europe II and, accordingly, was not the primary beneficiary of Navios Europe II.

Navios Holdings had further evaluated its investment in the common stock of Navios Europe II under ASC 323 and had concluded that it had the ability to exercise significant influence over the operating and financial policies of Navios Europe II and, therefore, its investment in Navios Europe II had been accounted for under the equity method.

The initial amount provided for in Navios Europe II of $6,650, at the inception included the Company’s share of the basis difference between the fair value and the underlying book value of the assets of Navios Europe II, which amounted to $9,419. This difference had been amortized through “Equity in net (losses)/earnings of affiliate companies” over the remaining life of Navios Europe II.

As of March 31, 2020, the Company considered the decline in fair value of its investment in Navios Europe II as OTTI and therefore recognized a loss of $6,650 in the accompanying consolidated statement of comprehensive income/(loss).

As of December 31, 2020, the Company received in cash all balances relating to Navios Europe II following the liquidation of the structure and recognized a loss of $6,050 included in the accompanying consolidated statements of comprehensive income/(loss) for the year ended December 31, 2020, under the caption “Impairment of loan receivable from affiliate company” (Note 16).

No income was recognized under the caption “Equity in net earnings/(loss) of affiliate companies” for the years ended December 31, 2022, 2021 and 2020, respectively.

As of December 31, 2022, 2021 and 2020, the carrying amount of the investment in Navios Europe II and the balance of Navios Terms Loans II was $0.

Following the results of the significance tests performed by the Company, it was concluded that Navios Partners met the significance threshold requiring summarized financial information of all affiliate companies being presented.

Summarized financial information of the affiliate companies is presented below:

Balance sheet – Navios Partners	December 31, 2022	December 31, 2021
Cash and cash equivalents, including restricted cash	$175,098	$169,446
Current assets	$310,424	$226,340
Non-current assets	$4,585,280	$3,396,959
Current liabilities	$617,740	$395,505
Long- term debt including current portion, net	$1,945,447	$1,361,709
Non-current liabilities	$1,935,001	$1,458,069

	December 31, 2022
Income Statement	Navios Partners	Navios Acquisition	Navios Containers
Revenue	$1,210,528	$—	$—
Net income	$579,247	$—	$—

Income Statement	Navios Partners 01/01/2021-12/31/2021	Navios Acquisition 01/01/2021-10/15/2021	Navios Containers 01/01/2021-03/31/2021
Revenue	$713,175	$188,304	$43,763
Net income/(loss)	$516,186	$(6,307)	$15,270

	December 31, 2020
Income Statement	Navios Partners	Navios Acquisition	Navios Europe II	Navios Containers
Revenue	$226,771	$361,438	$17,059	$127,188
Net (loss)/income	$(68,541)	$27,465	$(26,661)	$3,348